Cover	May 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39700
Entity Registrant Name	KINGSWOOD ACQUISITION CORP.
Entity Central Index Key	0001823086
Entity Tax Identification Number	85-2432410
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17 Battery Place
Entity Address, Address Line Two	Room 625
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	404-7002
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false